Investment Risks	Jun. 30, 2026
T. Rowe Price U.S. Equity Research ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

In the Summary Prospectus and Section 1 of the Prospectus, the disclosure under “Principal Risks” is supplemented as follows:

Nondiversification: As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a similar fund that is more broadly diversified.